Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets - Amortisation and impairment losses (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	kr 1,639	kr 1,446	kr 1,469
Total amortisation	1,066	1,096	487
Total impairment losses	573	350	982
Total depreciation and impairment losses	4,386	4,307	4,192
Cost of goods sold
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	844	369	916
Total depreciation and impairment losses	2,836	2,729	2,656
Sales and distribution costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	39	40	24
Total depreciation and impairment losses	409	403	354
Research and development costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	744	1,025	522
Total depreciation and impairment losses	736	724	783
Administrative costs
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	11	10	3
Total depreciation and impairment losses	386	433	376
Other operating income and expenses
Disclosure of impairment loss recognised or reversed for cash-generating unit [line items]
Total amortisation and impairment loss	1	2	4
Total depreciation and impairment losses	kr 19	kr 18	kr 23